DISCONTINUED OPERATIONS (Schedule of loss from discontinued operations and number of ordinary shares) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017	Dec. 31, 2016
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Loss attributable to owners of the Company from the discontinued operations		¥ (23,817)		¥ (18,591)
Basic (in shares)				24,910,916
Diluted (in shares)				24,910,916
Discontinued operation of Double Grow [Member]
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Loss attributable to owners of the Company from the discontinued operations			¥ (23,817)
Basic (in shares)			24,910,916
Diluted (in shares)			24,910,916